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CR Prospectus | Royce Pennsylvania Mutual Fund
Royce Pennsylvania Mutual Fund
Investment Goal
Royce Pennsylvania Mutual Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	CR Prospectus Royce Pennsylvania Mutual Fund Consultant Class
Maximum sales charge (load) imposed on purchases	none
redemption, whichever is less)	1.00%
Maximum sales charge (load) imposed on reinvested dividends	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	CR Prospectus Royce Pennsylvania Mutual Fund Consultant Class
Management fees	0.76%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.18%
Acquired fund fees and expenses	0.02%
Total annual Fund operating expenses	1.96%	[1],[2]
[1]	The Fund’s total annual operating expense ratios are subject to change in response to changes in the Fund’s average net assets or for other reasons. A decline in the Fund’s average net assets can be expected to increase the impact of operating expenses on the Fund’s total annual operating expense ratios.
[2]	Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds and other investment companies.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example	CR Prospectus Royce Pennsylvania Mutual Fund Consultant Class USD ($)
1 Year	$ 199
3 Years	615
5 Years	1,057
10 Years	$ 2,285

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategy

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small- and micro-cap companies that it believes are trading below its estimate of their current worth. Small- and micro-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution.

The Fund uses multiple investment disciplines in an effort to provide exposure to approaches that have historically performed well in different market environments. These disciplines include “High Quality,” which looks for companies that have high returns on invested capital and that Royce believes have significant competitive advantages; “Emerging Quality,” which seeks companies that are newer in their lifecycle but that Royce believes can become High Quality in the future; “Traditional Value,” which looks for companies trading at prices below Royce’s estimate of their current worth; and “Quality Value,” which seeks companies with attractive profit margins, strong free cash flows, and lower leverage that also trade at what Royce believes are attractive valuations. The Fund’s portfolio managers generally focus on one of these approaches in managing segments of the Fund’s assets, while the Lead Portfolio Manager collaborates with the managers across all segments.

The Fund invests at least 65% of its net assets in equity securities of such small- and micro-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio. The Fund does not focus its investments in companies that do business in the State of Pennsylvania.

Primary Risks for Fund Investors
Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years . The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index.

Calendar Year Total Returns
Consultant Class (%)

Calendar Year Total Returns Consultant Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 26.86% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -30.52% (quarter ended 3/31/20).

Average Annual Total Returns As of 12/31/22 (%)

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www. royceinvest.com or by calling Investor Services at (800) 221-4268.

Average Annual Returns - CR Prospectus - Royce Pennsylvania Mutual Fund	1 Year	5 Years	10 Years
Consultant Class	(17.94%)	4.63%	7.63%
After Taxes on Distributions | Consultant Class	(18.91%)	1.89%	4.55%
After Taxes on Distributions and Sale of Fund Shares | Consultant Class	(9.97%)	3.50%	5.68%
Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	(20.44%)	4.13%	9.01%